TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of expected tax charge
Current tax payable			$ 243	$ 223
Provision for uncertain tax positions			201	178
Other interest on provision for uncertain tax positions			17	8
Maximum potential liability related to UK CFC			150
Tax receivables relating to payments			21	$ 0
Estimated tax refund			100
Tax benefit recognized from appeal			$ 0
UK corporation tax rate (as a percent)			19.00%	19.00%	19.30%
Profit before taxation			$ 743	$ 781	$ 879
Expected taxation at UK statutory rate			141	148	169
Differences in overseas taxation rates			9	(5)	48
Benefit of US Manufacturing deduction					(9)
R&D credits			(8)	(6)	(3)
Tax losses not recognised				4	10
Utilisation of previously unrecognised tax losses			(2)	(1)	(6)
Impact of US tax reform					(32)
Expenses not deductible for tax purposes			18	15	11
Change in tax rates			3	1	(5)
Adjustments in respect of prior years			(18)	(38)	(71)
Total taxation as per the income statement			$ 143	$ 118	$ 112
Forecast
Reconciliation of expected tax charge
UK corporation tax rate (as a percent)	17.00%	19.00%